COLUMBIA DIVIDEND INCOME FUND
                      Series of Columbia Funds Series Trust I
                                   (the "Fund")

               SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED FEBRUARY 1, 2006



1. Paragraph number 11 under the section entitled "FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES" is revised and replaced in its entirety with the following disclosure:

         The following investment limitation with respect to the Dividend Fund may be changed by the Board of Trustees without shareholder approval:

              11. The Fund may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

2. The text in the paragraph immediately following paragraph number 22 under the section entitled "FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES" is deleted in its entirety.











INT-50/114414-0906                                             October 24, 2006

                      COLUMBIA CONSERVATIVE HIGH YIELD FUND
                     Series of Columbia Funds Series Trust I
                                  (the "Fund")


                SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JANUARY 1, 2006



The following paragraph is added under the heading "INVESTMENT RESTRICTIONS - Columbia Conservative High Yield Fund":

   The Fund may not:

2. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or
     (G) of the Investment Company Act of 1940, as amended.



















INT-50/114211-0906                                             October 24, 2006